Earnings Per Common Share	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 17:  Earnings Per Common Share

Earnings per common share were computed as follows:

	Year Ended March 31, 2012
	Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Basic earnings per common share:
Income available to common stockholders	$1,916	410,695	$4.67

Effect of dilutive securities
Incentive shares	—	16,292

Diluted earnings per common share:
Income available to common stockholders and assumed conversions	$1,916	426,987	$4.49

	Year Ended March 31, 2011
	Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Basic earnings per common share:
Income available to common stockholders	$1,395	412,456	$3.38

Effect of dilutive securities
Incentive shares	—	16,243

Diluted earnings per common share:
Income available to common stockholders and assumed conversions	$1,395	428,699	$3.25